Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

September 30, 2019

VFS-QTLY-1119
1.807734.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Banks - 37.9%
Diversified Banks - 19.1%
Bank of America Corp.	314,000	$9,159,380
Citigroup, Inc.	154,700	10,686,678
JPMorgan Chase & Co.	9,854	1,159,717
Wells Fargo & Co.	166,196	8,382,926
		29,388,701
Regional Banks - 18.8%
Ameris Bancorp	22,900	921,496
BOK Financial Corp.	8,342	660,269
Cadence Bancorp Class A	48,200	845,428
Cullen/Frost Bankers, Inc.	11,500	1,018,325
East West Bancorp, Inc.	29,100	1,288,839
First Citizens Bancshares, Inc.	2,300	1,084,565
First Hawaiian, Inc.	41,900	1,118,730
First Horizon National Corp.	61,462	995,684
First Interstate Bancsystem, Inc.	24,500	985,880
Huntington Bancshares, Inc.	243,170	3,470,036
KeyCorp	98,300	1,753,672
M&T Bank Corp.	9,800	1,548,106
PNC Financial Services Group, Inc.	32,900	4,611,264
Regions Financial Corp.	129,300	2,045,526
Signature Bank	11,200	1,335,264
SunTrust Banks, Inc.	41,900	2,882,720
WesBanco, Inc.	30,100	1,124,837
Wintrust Financial Corp.	18,000	1,163,340
		28,853,981

TOTAL BANKS		58,242,682

Capital Markets - 18.1%
Asset Management & Custody Banks - 5.1%
Affiliated Managers Group, Inc.	11,200	933,520
Apollo Global Management LLC Class A	50,900	1,925,038
Northern Trust Corp.	25,400	2,370,328
State Street Corp.	43,100	2,551,089
		7,779,975
Financial Exchanges & Data - 4.0%
Cboe Global Markets, Inc.	33,027	3,795,133
The NASDAQ OMX Group, Inc.	24,400	2,424,140
		6,219,273
Investment Banking & Brokerage - 9.0%
E*TRADE Financial Corp.	55,900	2,442,271
Hamilton Lane, Inc. Class A	23,300	1,327,168
Morgan Stanley	136,100	5,807,387
PJT Partners, Inc.	18,700	761,090
Raymond James Financial, Inc.	21,200	1,748,152
Tradeweb Markets, Inc. Class A	7,200	266,256
Virtu Financial, Inc. Class A (a)	88,500	1,447,860
		13,800,184

TOTAL CAPITAL MARKETS		27,799,432

Consumer Finance - 7.8%
Consumer Finance - 7.8%
Capital One Financial Corp.	66,200	6,022,876
OneMain Holdings, Inc.	85,800	3,147,144
SLM Corp.	310,400	2,739,280
		11,909,300
Diversified Financial Services - 5.7%
Multi-Sector Holdings - 5.2%
Berkshire Hathaway, Inc. Class B (b)	37,968	7,898,103
Other Diversified Financial Services - 0.5%
Cannae Holdings, Inc. (b)	28,700	788,389

TOTAL DIVERSIFIED FINANCIAL SERVICES		8,686,492

Insurance - 23.4%
Insurance Brokers - 4.0%
Arthur J. Gallagher & Co.	30,200	2,705,014
Willis Group Holdings PLC	17,600	3,396,272
		6,101,286
Life & Health Insurance - 3.1%
CNO Financial Group, Inc.	59,700	945,051
Globe Life, Inc.	23,490	2,249,402
Primerica, Inc.	12,700	1,615,821
		4,810,274
Multi-Line Insurance - 6.0%
American International Group, Inc.	64,800	3,609,360
Assurant, Inc.	12,600	1,585,332
Hartford Financial Services Group, Inc.	66,900	4,054,809
		9,249,501
Property & Casualty Insurance - 8.0%
Allstate Corp.	30,700	3,336,476
Beazley PLC	200,500	1,533,384
FNF Group	35,070	1,557,459
RSA Insurance Group PLC	111,500	731,563
The Travelers Companies, Inc.	33,812	5,027,506
		12,186,388
Reinsurance - 2.3%
Reinsurance Group of America, Inc.	22,100	3,533,348

TOTAL INSURANCE		35,880,797

IT Services - 2.3%
Data Processing & Outsourced Services - 2.3%
Fidelity National Information Services, Inc.	12,800	1,699,328
GreenSky, Inc. Class A (b)	29,000	198,505
Visa, Inc. Class A	9,800	1,685,698
		3,583,531
Mortgage Real Estate Investment Trusts - 1.3%
Mortgage REITs - 1.3%
AGNC Investment Corp.	68,400	1,100,556
MFA Financial, Inc.	123,700	910,432
		2,010,988
Software - 1.2%
Application Software - 1.2%
Black Knight, Inc. (b)	30,099	1,837,845
Thrifts & Mortgage Finance - 2.0%
Thrifts & Mortgage Finance - 2.0%
Essent Group Ltd.	33,900	1,616,013
MGIC Investment Corp.	118,800	1,494,504
		3,110,517
TOTAL COMMON STOCKS
(Cost $124,323,746)		153,061,584

Money Market Funds - 1.0%
Fidelity Cash Central Fund 1.96% (c)	718,192	718,335
Fidelity Securities Lending Cash Central Fund 1.96% (c)(d)	791,696	791,775
TOTAL MONEY MARKET FUNDS
(Cost $1,510,110)		1,510,110
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $125,833,856)		154,571,694
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,066,631)
NET ASSETS - 100%		$153,505,063

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,765
Fidelity Securities Lending Cash Central Fund	4,321
Total	$37,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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